RBC BlueBay Strategic Income Fund Expense Example - RBC BlueBay Strategic Income Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 462
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	1,831
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,149
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	$ 1,144